UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

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                                     FORM N-Q
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             QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
                          MANAGEMENT INVESTMENT COMPANY

                  INVESTMENT COMPANY ACT FILE NUMBER 811-21472

                         ROBECO-SAGE TRITON FUND, L.L.C.
               (Exact name of registrant as specified in charter)

                                    ------------


                                909 Third Avenue
                                   28th Floor
                               New York, NY 10022
               (Address of principal executive offices) (Zip code)

                      SEI Investments Global Fund Services
                            One Freedom Valley Drive
                                 Oaks, PA 19456
                     (Name and address of agent for service)

       REGISTRANT'S TELEPHONE NUMBER, INCLUDING AREA CODE: 1-800-DIAL-SEI

                        DATE OF FISCAL YEAR END: MARCH 31

                   DATE OF REPORTING PERIOD: DECEMBER 31, 2005

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ITEM 1.   SCHEDULE OF INVESTMENTS

ROBECO-SAGE TRITON FUND, L.L.C.


Quarterly Report (unaudited)

December 31, 2005



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                                                    Robeco-Sage Triton Fund, L.L.C.

                                                  Schedule of Investments (unaudited)

                                                           December 31, 2005

                                                                                               %* OF
                                                                                               MEMBERS'
PORTFOLIO FUND                                                      COST          VALUE        CAPITAL     LIQUIDITY
-----------------------------------------------------------------------------------------------------------------------
LONG/SHORT EQUITY:
Alson Signature Fund Offshore, Ltd.                            $ 1,110,000    $ 1,386,906        2.96%    Quarterly
Amici Fund International, Ltd.                                   1,110,000      1,369,472        2.92%    Quarterly
Beacon International Fund, Ltd.                                  1,160,000      1,317,244        2.81%    Quarterly
Cantillon World Ltd.                                               500,000        690,868        1.48%     Monthly
Clovis Capital Partners (Cayman), Ltd.                             660,000        934,176        2.00%    Quarterly
Criterion Capital Partners Ltd.                                  1,150,000      1,223,827        2.61%     Monthly
Delta Offshore Ltd.                                              1,000,000      1,378,763        2.94%     Monthly
Elm Ridge Value Partners Offshore Fund, Inc.                     1,000,000      1,109,338        2.37%    Quarterly
FrontPoint Offshore Value Discovery Fund, L.P.                   1,260,000      1,581,163        3.38%    Quarterly
Highline Capital International, Ltd.                             1,000,000      1,162,654        2.48%    Quarterly
Liberty Square Offshore Partners, Ltd.                             600,000        738,076        1.58%    Quarterly
Phinity Offshore Fund, Ltd.                                        910,000      1,142,361        2.44%    Quarterly
Rosehill Japan Fund Ltd.                                         1,500,065      1,598,627        3.41%    Quarterly
Savannah-Baltimore Offshore Ltd.                                 1,300,000      1,374,482        2.93%    Quarterly
Spring Point Opportunity Offshore Fund                             800,000        852,880        1.82%    Quarterly
Stadia Capital Limited                                             800,000        917,758        1.96%    Quarterly
Tracer Capital Offshore Fund Ltd.                                1,300,000      1,414,878        3.02%    Quarterly
                                                               ----------------------------------------
           TOTAL LONG/SHORT EQUITY                              17,160,065     20,193,473       43.11%
                                                               ----------------------------------------
EVENT DRIVEN:
Altima Global Special Situations Fund Ltd.                         750,000        925,335        1.98%    Quarterly
Centaurus Alpha Fund, Ltd.                                       1,150,000      1,216,205        2.60%     Monthly
CSO Ltd.                                                         1,250,000      1,306,143        2.79%    Quarterly
Elliott International Ltd.                                       1,500,000      1,589,213        3.39%    Quarterly
Eton Park Overseas Fund, Ltd.                                    1,000,000      1,131,931        2.42%    Annually
Fir Tree International Value Fund, Ltd.                          1,010,000      1,219,746        2.60%   Bi-Annually
Newcastle Offshore Fund, Ltd.                                      700,000        671,137        1.43%     3 Years
Perry Partners International, Inc.                                 660,000        894,707        1.91%    Annually
                                                               ----------------------------------------
           TOTAL EVENT DRIVEN                                    8,020,000      8,954,417       19.12%
                                                               ----------------------------------------
DISTRESSED:
Greywolf Capital Overseas Fund                                   1,000,000      1,239,751        2.65%    Annually
KBC Return Enhancement Fund                                        334,300        310,001        0.66%     Monthly
Redwood Offshore Fund, Ltd.                                        660,000      1,047,630        2.24%   Bi-Annually
Wexford Offshore Credit Opportunities Fund Limited               1,100,000      1,150,684        2.45%    Quarterly
                                                               ----------------------------------------
           TOTAL DISTRESSED                                      3,094,300      3,748,066        8.00%
                                                               ----------------------------------------

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                                                    Robeco-Sage Triton Fund, L.L.C.

                                            Schedule of Investments (continued) (unaudited)

                                                           December 31, 2005

                                                                                                %* OF
                                                                                               MEMBERS'
PORTFOLIO FUND                                                      COST          VALUE        CAPITAL     LIQUIDITY
-----------------------------------------------------------------------------------------------------------------------

MULTI-STRATEGY RELATIVE VALUE:
Citadel Kensington Global Strategies Fund, Ltd.                $ 1,600,000    $ 1,794,141        3.83%   Bi-Annually
Redbrick Capital Offshore Ltd.                                   1,000,000      1,032,479        2.20%    Quarterly
Severn River Capital Fund, Ltd.                                    300,318        278,334        0.60%    Quarterly
Tempo Fund, Ltd.                                                   400,000        455,953        0.97%    Quarterly
                                                               ----------------------------------------
           TOTAL MULTI-STRATEGY RELATIVE VALUE                   3,300,318      3,560,907        7.60%
                                                               ----------------------------------------
FIXED INCOME RELATIVE VALUE:
Black River Global Multi-Strategy Leveraged Fund Ltd.            1,000,000      1,152,427        2.46%    Quarterly
The Drake Absolute Return Fund, Ltd.                               500,000        605,237        1.29%    Quarterly
Peloton Multi-Strategy Fund                                      1,500,000      1,602,918        3.42%    Quarterly
                                                               ----------------------------------------
           TOTAL FIXED INCOME RELATIVE VALUE                     3,000,000      3,360,582        7.18%
                                                               ----------------------------------------
MACRO:
AQR Absolute Return Offshore Fund (USD) II Ltd.                    660,000        706,606        1.51%    Quarterly
Bridgewater Pure Alpha Trading Company Ltd.                        415,865        417,299        0.89%     Monthly
The Grossman Global Macro Hedge Fund, Ltd.                         450,000        383,841        0.82%     Monthly
Wexford Offshore Spectrum Fund                                     660,000      1,077,511        2.30%    Quarterly
                                                               ----------------------------------------
           TOTAL MACRO                                           2,185,865      2,585,257        5.52%
                                                               ----------------------------------------
STRUCTURED CREDIT:
D.B. Zwirn Special Opportunities Fund, Ltd.                        810,000        985,974        2.10%   Bi-Annually
Dune Capital International, Ltd.                                 1,250,000      1,278,136        2.73%    Annually
                                                               ----------------------------------------
           TOTAL STRUCTURED CREDIT                               2,060,000      2,264,110        4.83%
                                                               ----------------------------------------
CREDIT:
Chatham Asset High Yield Offshore Fund, Ltd.                       950,000      1,021,861        2.18%    Quarterly
FUNDAMENTAL MARKET NEUTRAL:
O'Connor Global Fundamental Market Neutral Long/Short Limited      860,000      1,018,253        2.17%    Quarterly







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                                                    Robeco-Sage Triton Fund, L.L.C.

                                            Schedule of Investments (concluded) (unaudited)

                                                           December 31, 2005

                                                                                               %* OF
                                                                                              MEMBERS'
PORTFOLIO FUND                                                      COST          VALUE        CAPITAL     LIQUIDITY
-----------------------------------------------------------------------------------------------------------------------

CONVERTIBLE ARBITRAGE:
Aristeia International Limited                                 $   660,000    $   710,934        1.52%    Quarterly
                                                               ----------------------------------------
           TOTAL PORTFOLIO FUNDS                               $41,290,548    $47,417,860      101.23%
                                                               ========================================

*Percentages are based on Members' Capital of $46,843,215.

At December 31, 2005, the aggregate cost of investments for tax purposes was $41,290,548. Net unrealized appreciation on investments for tax purposes was $6,127,312 consisting of $6,268,617 of gross unrealized appreciation and $(141,305) of gross unrealized depreciation.

The investments in Portfolio Funds shown above, representing 101.23% of Members' Capital, have been fair valued.














For information regarding the Fund's policy regarding valuation of investments and other significant accounting policies, please refer to the Fund's most recent semi-annual or annual financial statements.

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ITEM 2.   CONTROLS AND PROCEDURES

(a) The certifying officers, whose certifications are included herewith, have evaluated the registrant's disclosure controls and procedures within 90 days of the filing date of this report. In their opinion, based on their evaluation, the registrant's disclosure controls and procedures are adequately designed, and are operating effectively to ensure, that information required to be disclosed by the registrant in the reports it files or submits under the Securities Exchange Act of 1934 is recorded, processed, summarized and reported within the time periods specified in the Securities and Exchange Commission's rules and forms.

(b) There were no significant changes in the registrant's internal control over financial reporting that occurred during the registrant's last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrants internal control over financial reporting.

ITEM 3.  EXHIBITS.

(a) A separate certification for the principal executive officer and the principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended (17 CFR 270.30a-2(a)), are filed herewith.

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                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)                                    Robeco-Sage Triton Fund, L.L.C.

                                                /s/ Timothy J. Stewart
By (Signature and Title)*                       -------------------------
                                                Timothy J. Stewart
                                                Chief Executive Officer

Date: February 28, 2006

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.
                                                /s/ Timothy J. Stewart
By (Signature and Title)*                       --------------------------
                                                Timothy J. Stewart
                                                Chief Executive Officer


Date: February 28, 2006
                                                /s/ Roland Toppen
By (Signature and Title)*                       --------------------------
                                                Roland Toppen
                                                Chief Financial Officer

Date: February 28, 2006

* Print the name and title of each signing officer under his or her signature.